Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment
Buildings and improvements	SFr 1,425	SFr 1,436
Land	291	294
Leasehold improvements	1,775	1,855
Software	7,038	6,478
Equipment	1,874	1,887
Premises and equipment	12,403	11,950
Accumulated depreciation	(7,627)	(7,153)
Total premises and equipment, net	4,776	4,797
Depreciation and impairment
Depreciation	964	939	SFr 830
Impairment	10	3	8
Amortization and impairment on right-of-use assets	331	324
Right-of-use assets [Abstract]
Right-of-use assets	2,600	3,035
Premises, equipment and right-of-use assets	7,376	7,832
Bank
Premises and equipment
Buildings and improvements	1,403	1,413
Land	291	294
Leasehold improvements	1,634	1,712
Software	6,663	6,190
Equipment	1,128	1,162
Premises and equipment	11,119	10,771
Accumulated depreciation	(6,761)	(6,359)
Total premises and equipment, net	4,358	4,412
Depreciation and impairment
Depreciation	860	844	745
Impairment	10	3	SFr 8
Amortization and impairment on right-of-use assets	284	279
Right-of-use assets [Abstract]
Operating leases	1,855	2,240
Right-of-use assets	1,855	2,240
Premises, equipment and right-of-use assets	SFr 6,213	SFr 6,652